Application of new and revised international financial reporting standards (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Summary of Application of new standards
New standards and interpretations applied for the first time:

Standard/interpretation	Effective date
Amendment IAS 16 – Property, Plant and Equipment (Proceeds before Intended Use)	January 1, 2022
Amendment IAS 37 – Provisions, Contingent Liabilities and Contingent Assets (onerous Contracts–Cost of Fulfilling a Contract)	January 1, 2022
Amendments to IFRS 3 – Business Combinations (Reference to the Conceptual Framework)	January 1, 2022
Amendments to IFRS 1 – First-time Adoption of International Financial Reporting Standards	January 1, 2022

Amendments to IFRS 9 – Financial Instruments	January 1, 2022
Amendments to Illustrative Examples accompanying IFRS 16	January 1, 2022
Amendments to IAS 41 – Agriculture	January 1, 2022

Summary of Non Mandatory standards and interpretations issued by IASB
The following standards and interpretations have been issued by the IASB, but were not yet mandatory for the year ended December 31, 2022:

Standard/interpretation	Effective date	Potentially material effect expected on Immatics financial statements
IFRS 17 – Insurance Contracts	January 1, 2023	No
Amendments to IAS 1, Presentation of Financial Statements, and IFRS Practice Statement 2, Making Materiality Judgements	January 1, 2023	No
Definition of Accounting Estimates (Amendments to IAS 8, Accounting Policies, Changes in Accounting Estimates and Errors)	January 1, 2023	No
Amendments to IAS 12 – Income Taxes	January 1, 2023	No
Amendment to IFRS 16 – Leases on sale and leaseback	January 1, 2024	No
Amendment to IAS 1 – Presentation of Financial Statements (Classification of Liabilities as Current or Non-current and Non-current liabilities with covenants)	January 1, 2024	No

Summary of impact revision to previously issued financial statements	The impact of the revision of the previously issued financial statements is as follows:

	Year ended December 31, 2020
	As reported	Adjustment	As revised
Net foreign exchange differences	(4,477)	4,914	437
Net cash provided by/(used in) operating activities	(85,611)	4,914	(80,697)
Net cash (used in)/provided by investing activities	(15,949)	—	(15,949)
Net cash (used in)/provided by financing activities	207,883	—	207,883
Net increase/(decrease) in cash and cash equivalents	106,324	4,914	111,238
Cash and cash equivalents at beginning of the year	103,353	—	103,353
Effects of exchange rate changes on cash and cash equivalents	(2,147)	(4,914)	(7,061)
Cash and cash equivalents at end of the year	207,530	—	207,530

	Year ended December 31, 2021
	As reported	Adjustment	As revised
Net foreign exchange differences	554	(2,962)	(2,408)
Net cash provided by/(used in) operating activities	(81,785)	(2,962)	(84,747)
Net cash (used in)/provided by investing activities	7,493	—	7,493
Net cash (used in)/provided by financing activities	(2,613)	—	(2,613)
Net increase/(decrease) in cash and cash equivalents	(76,904)	(2,962)	(79,866)
Cash and cash equivalents at beginning of the year	207,530	—	207,530
Effects of exchange rate changes on cash and cash equivalents	2,368	2,962	5,330
Cash and cash equivalents at end of the year	132,994	—	132,994